REVENUE - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Customer Concentration Risk | Revenue Benchmark | Major Customer
Disaggregation of Revenue [Line Items]
Concentration risk percentage	13.30%	17.80%	11.00%	21.00%